Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Computation of Earnings per Share (EPS)

The computation of earnings per share (EPS) is presented in the following table:

	2015	2014	2013

Net income (loss)	1,599	607	415
Less: Net income (loss) attributable to non-controlling interests	73	68	67

Net income (loss) attributable to stockholders	1,526	539	348

Weighted average number of shares outstanding (after deduction of treasury shares) during the year (in thousands)	239,764	237,954	248,526
Plus incremental shares from assumed conversion of:
Options 1)	6,194	6,753	5,004
Restricted Share Units, Performance Share Units and Equity Rights 2)	4,158	3,902	1,520
Warrants 3)	—	—	—

Dilutive potential common share	10,352	10,655	6,524
Adjusted weighted average number of shares outstanding (after deduction of treasury shares) during the year (in thousands) 1)	250,116	248,609	255,050

EPS attributable to stockholders in $:
Basic net income (loss)	6.36	2.27	1.40
Diluted net income (loss)	6.10	2.17	1.36

1)	Stock options to purchase up to 0.7 million shares of NXP’s common stock that were outstanding in 2015 (2014: 0.5 million shares; 2013: 5.0 million shares) were anti-dilutive and were not included in the computation of diluted EPS because the exercise price was greater than the average fair market value of the common stock or the number of shares assumed to be repurchased using the proceeds of unrecognized compensation expense and exercise prices was greater than the weighted average number of shares underlying outstanding stock options.
2)	Unvested RSU’s, PSU’s and equity rights of 0.5 million shares that were outstanding in 2015 (2014: 1.2 million shares; 2013: 5.6 million shares) were anti-dilutive and were not included in the computation of diluted EPS because the number of shares assumed to be repurchased using the proceeds of unrecognized compensation expense was greater than the weighted average number of outstanding unvested RSU’s, PSU’s and equity rights.
3)	A warrant to purchase up to approximately 11.2 million shares of NXP’s common stock at a price of $133.32 per share was outstanding in 2015 (2014 and 2013: nil). Upon exercise, the warrant will be net share settled. At the end of 2015, the warrant was not included in the computation of diluted EPS because the warrant’s exercise price was greater than the average fair market value of the common shares.